UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			February 8, 2006

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		35

Form 13F Information Table Value Total:	   2,485,702


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

3Com Corporation                     COMM          885535104        312       86,625     SH     SOLE            86,625
Activision, Inc                      COMM          004930202      24011    1,747,495     SH     SOLE         1,747,495
AMN Healthcare Services, Inc.        COMM          001744101      83718    4,232,453     SH     SOLE         4,232,453
Amylin Pharmaceuticals, Inc.         COMM          032346108     635869   15,928,577     SH     SOLE        15,928,577
Arqule Inc.                          COMM          04269E107      25676    4,195,406     SH     SOLE         4,195,406
Atherogenetics, Inc.                 COMM          047439104      62428    3,119,842     SH     SOLE         3,119,842
AutoImmune Inc.                      COMM          052776101        959    1,042,800     SH     SOLE         1,042,800
Berkshire Hathaway Inc. Class B      COMM          084670207      20328        6,925     SH     SOLE             6,925
Cameco Corporation                   COMM          13321L108     211228    3,332,200     SH     SOLE         3,332,200
ConocoPhillips                       COMM          20825C104      34908      600,000     SH     SOLE           600,000
Cross Country Healthcare, Inc.       COMM          227483104      68214    3,825,784     SH     SOLE         3,825,784
Campbell Soup                        COMM          134429109      77533    2,604,400     SH     SOLE         2,604,400
Devon Energy Corporation             COMM          25179M103      12476      199,496     SH     SOLE           199,496
Echostar Communications              COMM          278762109       1913       70,392     SH     SOLE            70,392
El Paso Corp                         COMM          28336L109     201267   16,551,600     SH     SOLE        16,551,600
Genesis Microchip Inc.               COMM          37184C103      96232    5,300,000     SH     SOLE         5,300,000
Hanover Compressor                   COMM          410768105      52505    3,721,100     SH     SOLE         3,721,100
i2 Technologies, Inc.                COMM          465754208         93        6,592     SH     SOLE             6,592
KFX, Inc.                            COMM          48245L107     149214    8,705,600     SH     SOLE         8,705,600
MIPS Technologies Inc.               COMM          604567107       6563    1,155,376     SH     SOLE         1,155,376
M-Systems Flash Disk Pioneer         COMM          M7061C100     113633    3,430,958     SH     SOLE         3,430,958
National Semiconductor Corp          COMM          637640103       3056      117,644     SH     SOLE           117,644
Neose Technologies                   COMM          640522108       8893    4,584,132     SH     SOLE         4,584,132
New York Times Class A               COMM          650111107      14548      550,000     SH     SOLE           550,000
Pain Therapeutics, Inc.              COMM          69562K100      50266    7,435,741     SH     SOLE         7,435,741
Palm, Inc                            COMM          696643105        204        6,424     SH     SOLE             6,424
PYR Energy Corporation               COMM          693677106       4906    3,634,000     SH     SOLE         3,634,000
Seagate Technology                   COMM          G7945J104     129935    6,500,000     SH     SOLE         6,500,000
Talisman Energy Inc.                 COMM          87425E103     153918    2,910,700     SH     SOLE         2,910,700
Telik, Inc.                          COMM          87959M109     106560    6,271,909     SH     SOLE         6,271,909
Union Pacific                        COMM          907818108      37357      464,000     SH     SOLE           464,000
VIVUS, Inc.                          COMM          928551100         30       10,300     SH     SOLE            10,300
World Fuel Services Corp.            COMM          981475106      43044    1,276,500     SH     SOLE         1,276,500
XM Satellite Radio Holdings-Class A  COMM          983759101      41063    1,505,255     SH     SOLE         1,505,255
Zymogenetics Inc.                    COMM          98985T109      12843      755,000     SH     SOLE           755,000

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02/06 EDGAR FILING Form 13F